SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES Polices (Tables)	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Summary of Information About Company Principal Subsidiaries
	Interest - %
	2023	2022
Direct interest:
Avon Products, Inc.	100.00	100.00
Natura Cosméticos S.A.	100.00	100.00
Natura &Co International S.à r.l.	100.00	100.00